Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 3.60
Ordinary shares, issued	7,777,777
DeepGreen Metals Inc. [Member]
Preference shares, par value (in Dollars per share)
Preference shares, shares issued	440,000	440,000	440,000
Preference shares, shares outstanding	440,000	440,000
Ordinary shares, par value (in Dollars per share)
Ordinary shares, issued	170,827,222	163,658,134	141,063,316
Ordinary shares, authorized	Unlimited	Unlimited	Unlimited
Preferred stock, shares authorized	Unlimited	Unlimited	Unlimited
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, redemption per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Ordinary shares, redemption shares	30,000,000	22,726,721	0
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, issued	0	7,273,279	0
Ordinary shares, outstanding	0	7,273,279	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	30,000,000	30,000,000	30,000,000
Ordinary shares, issued	7,500,000	7,500,000	8,625,000
Ordinary shares, outstanding	7,500,000	7,500,000	8,625,000